Commitments, contingencies and litigation (Details) - EUR (€) € in Thousands		1 Months Ended
	Jul. 03, 2017	Jul. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 4,427
Financial liabilities			27,029	€ 30,995	€ 35,503	€ 39,893
Provisions			1,566	481
Employee departure compensation
Disclosure of contingent liabilities [table]
Provisions			806
Grants of employee equity instruments
Disclosure of contingent liabilities [table]
Provisions			722
Loan agreement with Société Générale
Disclosure of contingent liabilities [table]
Loan agreement, collateral	€ 15,200
Security interest on pledge of financial instruments will be released in 2024	4,200
Security interest on pledge of financial instruments will be released in 2027	5,000
Security interest on pledge of financial instruments will be released in 2031	€ 6,000
Security interest on pledge of financial instruments released in 2024 including interest		€ 4,427
Financial liabilities			8,267	€ 8,894			€ 1,300	€ 1,300
Preclinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			2,540
Clinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 1,887